Acquisitions (Details)	12 Months Ended			1 Months Ended		12 Months Ended				1 Months Ended		1 Months Ended					1 Months Ended
	Dec. 31, 2011 USD ($)	Apr. 02, 2011 USD ($)	Apr. 02, 2011 2011 Credit Agreement USD ($)	Dec. 31, 2010 Western Coal Corp	Nov. 30, 2010 Western Coal Corp transaction	Dec. 31, 2011 Western Coal Corp USD ($)	Apr. 02, 2011 Western Coal Corp USD ($)	Dec. 02, 2010 Western Coal Corp CAD	Nov. 17, 2010 Western Coal Corp CAD	Apr. 30, 2011 Western Coal Corp Common stock of Walter Energy	Apr. 02, 2011 Western Coal Corp Common stock of Walter Energy USD ($)	Apr. 30, 2011 Western Coal Corp Walter Energy stock options USD ($)	Apr. 30, 2011 Western Coal Corp First transaction USD ($)	Jan. 31, 2011 Western Coal Corp First transaction USD ($)	Apr. 02, 2011 Western Coal Corp First transaction USD ($)	Apr. 02, 2011 Western Coal Corp Second transaction and arrangement agreement USD ($)	Apr. 30, 2011 Western Coal Corp Second transaction and arrangement agreement Common stock of Walter Energy	Apr. 02, 2011 Western Coal Corp Second transaction and arrangement agreement Common stock of Walter Energy USD ($)
Acquisitions
Common shares to be purchased under share purchase agreement					54,500,000
Percentage of outstanding shares to be acquired under the share purchase agreement									19.80%
Acquisition price per share of common stock under the share purchase agreement (in Canadian dollars per share)									11.50
Number of separate transactions					2
Acquisition price per share of common stock under the share purchase agreement (in Canadian dollars per share)								11.50
Number of the entity's shares of common stock offered for exchange under the arrangement agreement				0.114
Common shares purchased under share purchase agreement														25,274,745
Percentage of outstanding shares acquired														9.15%
Cash paid for common shares purchased							$ 2,173,080,000							$ 293,700,000		$ 2,173,080,000
Fair value of shares acquired							314,231,000								314,200,000
Gain on remeasurement of previously held noncontrolling interest	20,553,000					20,553,000							20,500,000
Number of shares										8,951,558		193,498					8,951,558
Fair value											1,200,000,000	15,500,000						1,200,000,000
Fair value of common stock (in dollars per share)		$ 136.75
Walter Credit Agreement
Maximum amount of borrowings available under the credit agreement			$ 2,725,000,000